Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 96.9%
Aerospace & Defense - 1.5%
Boeing Co. (The) *	2,596	$661,253
Curtiss-Wright Corp.	3,404	403,715
L3Harris Technologies, Inc.	3,356	680,194
Lockheed Martin Corp.	2,332	861,674
Mercury Systems, Inc. *	1,328	93,823
Northrop Grumman Corp.	988	319,756
Raytheon Technologies Corp.	13,753	1,062,694
		4,083,109
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,365	225,692
Expeditors International of Washington, Inc.	14,171	1,526,075
FedEx Corp.	372	105,663
		1,857,430
Airlines - 0.5%
American Airlines Group, Inc. *	976	23,327
Delta Air Lines, Inc. *	19,562	944,453
United Airlines Holdings, Inc. *	5,774	332,236
		1,300,016
Auto Components - 0.7%
Aptiv PLC *	6,680	921,172
BorgWarner, Inc.	23,384	1,084,082
		2,005,254
Banks - 8.4%
Bank of America Corp.	96,965	3,751,576
Bank of Hawaii Corp.	5,538	495,596
Citigroup, Inc.	32,106	2,335,711
Citizens Financial Group, Inc.	4,642	204,944
Comerica, Inc.	8,755	628,084
First Horizon Corp.	39,987	676,180
First Republic Bank	214	35,684
JPMorgan Chase & Co.	45,712	6,958,738
Pinnacle Financial Partners, Inc.	7,499	664,861
Regions Financial Corp.	22,064	455,842
Signature Bank	3,092	699,101
SVB Financial Group *	819	404,308
Truist Financial Corp.	28,102	1,638,909
US Bancorp	8,195	453,265
Wells Fargo & Co.	68,908	2,692,236
Wintrust Financial Corp.	5,617	425,769
Zions Bancorp NA	1,240	68,150
		22,588,954
Beverages - 1.6%
Brown-Forman Corp., Class B	4,337	299,123
Coca-Cola Co. (The)	42,211	2,224,942
Molson Coors Beverage Co., Class B *	10,862	555,591
PepsiCo, Inc.	7,839	1,108,827
		4,188,483
Biotechnology - 1.6%
AbbVie, Inc.	5,367	580,817

	Shares/ Principal	Fair Value

Biotechnology (continued)
Alexion Pharmaceuticals, Inc. *	857	$131,044
Amgen, Inc.	594	147,793
Biogen, Inc. *	1,487	415,988
Gilead Sciences, Inc.	44,556	2,879,654
Vertex Pharmaceuticals, Inc. *	724	155,581
		4,310,877
Building Products - 1.6%
A O Smith Corp.	2,179	147,322
Allegion PLC	1,513	190,063
Carrier Global Corp.	10,159	428,913
Lennox International, Inc.	3,068	955,958
Trane Technologies PLC	15,259	2,526,280
		4,248,536
Capital Markets - 4.4%
Ameriprise Financial, Inc.	2,727	633,891
Bank of New York Mellon Corp. (The)	30,055	1,421,301
Charles Schwab Corp. (The)	24,876	1,621,418
CME Group, Inc.	5,987	1,222,725
Goldman Sachs Group, Inc. (The)	1,309	428,043
Invesco Ltd.	31,931	805,300
Morgan Stanley	56,156	4,361,075
State Street Corp.	8,442	709,212
T Rowe Price Group, Inc.	4,374	750,578
		11,953,543
Chemicals - 2.9%
Axalta Coating Systems Ltd. *	3,963	117,226
Corteva, Inc.	3,229	150,536
Ecolab, Inc.	6,963	1,490,570
FMC Corp.	9,944	1,099,906
Linde PLC	4,542	1,272,396
LyondellBasell Industries NV, Class A	5,841	607,756
Mosaic Co. (The)	11,417	360,891
PPG Industries, Inc.	18,163	2,729,172
Valvoline, Inc.	3,444	89,785
		7,918,238
Commercial Services & Supplies - 0.7%
Cintas Corp.	1,263	431,075
Copart, Inc. *	7,738	840,424
IAA, Inc. *	12,279	677,064
		1,948,563
Communications Equipment - 1.5%
Cisco Systems, Inc.	75,755	3,917,291

Construction & Engineering - 0.5%
EMCOR Group, Inc.	5,331	597,925
MasTec, Inc. *	2,666	249,804
Quanta Services, Inc.	5,967	524,977
Valmont Industries, Inc.	244	57,991
		1,430,697

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	849	$285,111
Vulcan Materials Co.	2,210	372,938
		658,049
Consumer Finance - 1.7%
Ally Financial, Inc.	29,361	1,327,411
American Express Co.	18,648	2,637,573
Capital One Financial Corp.	4,026	512,228
Discover Financial Services	2,154	204,608
Santander Consumer USA Holdings, Inc.	1,129	30,551
		4,712,371
Containers & Packaging - 0.5%
Amcor PLC	31,874	372,288
AptarGroup, Inc.	4,176	591,614
Crown Holdings, Inc.	4,150	402,716
		1,366,618
Distributors - 0.2%
LKQ Corp. *	6,732	284,966
Pool Corp.	813	280,680
		565,646
Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. *	3,310	567,500
Graham Holdings Co., Class B	690	388,084
H&R Block, Inc.	10,273	223,951
Terminix Global Holdings, Inc. *	8,375	399,236
		1,578,771
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B *	14,482	3,699,716
Equitable Holdings, Inc.	4,852	158,272
Voya Financial, Inc.	28,840	1,835,378
		5,693,366
Diversified Telecommunication - 2.0%
AT&T, Inc.	100,253	3,034,658
Verizon Communications, Inc.	39,313	2,286,051
		5,320,709
Electric Utilities - 2.6%
Alliant Energy Corp.	9,671	523,781
Avangrid, Inc.	5,001	249,100
Eversource Energy	12,381	1,072,071
Exelon Corp.	5,692	248,968
IDACORP, Inc.	5,936	593,422
NextEra Energy, Inc.	31,413	2,375,137
Pinnacle West Capital Corp.	8,977	730,279
Southern Co. (The)	1,186	73,722
Xcel Energy, Inc.	17,551	1,167,317
		7,033,797
Electrical Equipment - 0.5%
Acuity Brands, Inc.	1,207	199,155
AMETEK, Inc.	2,308	294,801
Emerson Electric Co.	2,325	209,761

	Shares/ Principal	Fair Value

Electrical Equipment (continued)
Hubbell, Inc.	1,928	$360,324
Rockwell Automation, Inc.	840	222,970
Sunrun, Inc. *	339	20,503
		1,307,514
Electronic Equipment, Instruments & Components - 0.5%
Flex Ltd. *	26,563	486,368
FLIR Systems, Inc.	1,066	60,197
Itron, Inc. *	4,634	410,804
National Instruments Corp.	4,405	190,230
Vontier Corp. *	3,173	96,047
		1,243,646
Energy Equipment & Services - 1.0%
Schlumberger NV	85,740	2,331,271
TechnipFMC PLC *	45,577	351,854
		2,683,125
Entertainment - 1.9%
Lions Gate Entertainment Corp., Class B *	7,004	90,352
Roku, Inc. *	119	38,767
Walt Disney Co. (The) *	25,853	4,770,395
Zynga, Inc., Class A *	20,676	211,102
		5,110,616
Equity Real Estate Investment - 3.0%
Boston Properties, Inc.	6,866	695,251
Brixmor Property Group, Inc.	26,159	529,197
Camden Property Trust	3,072	337,643
Douglas Emmett, Inc.	2,192	68,829
Equinix, Inc.	1,641	1,115,207
Equity Residential	10,033	718,664
Healthpeak Properties, Inc.	1,682	53,387
Kilroy Realty Corp.	18,481	1,212,908
Macerich Co. (The)	4,193	49,058
Outfront Media, Inc.	4,613	100,702
Prologis, Inc.	21,186	2,245,716
Regency Centers Corp.	9,163	519,634
Simon Property Group, Inc.	1,528	173,840
SL Green Realty Corp.	659	46,123
UDR, Inc.	785	34,430
Weingarten Realty Investors	3	81
Welltower, Inc.	2,056	147,271
		8,047,941
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	8,237	2,903,378
Performance Food Group Co. *	645	37,159
Walgreens Boots Alliance, Inc.	3,226	177,107
Walmart, Inc.	14,830	2,014,359
		5,132,003
Food Products - 2.5%
Bunge Ltd.	4,769	378,039

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Food Products (continued)
General Mills, Inc.	27,229	$1,669,682
Hershey Co. (The)	12,272	1,940,939
J M Smucker Co. (The)	6,041	764,368
Kellogg Co.	14,942	945,829
McCormick & Co., Inc.	8,938	796,912
Mondelez International, Inc., Class A	1,315	76,967
Tyson Foods, Inc., Class A	798	59,291
		6,632,027
Gas Utilities - 0.4%
Atmos Energy Corp.	6,350	627,698
UGI Corp.	7,722	316,679
		944,377
Health Care Equipment & Supplies - 2.7%
Align Technology, Inc. *	1,167	631,966
Becton Dickinson and Co.	2,589	629,515
Danaher Corp.	6,899	1,552,827
DENTSPLY SIRONA, Inc. ††	4,442	283,444
Dexcom, Inc. *	188	67,565
Edwards Lifesciences Corp. *	1,885	157,661
Envista Holdings Corp. *	11,000	448,800
Hill-Rom Holdings, Inc.	3,760	415,405
Hologic, Inc. *	1,510	112,314
IDEXX Laboratories, Inc. *	618	302,394
Medtronic PLC	18,953	2,238,918
Stryker Corp.	1,786	435,034
		7,275,843
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	7,779	918,466
Anthem, Inc.	4,146	1,488,207
Cardinal Health, Inc.	8,586	521,599
Centene Corp. *	3,868	247,204
Cigna Corp.	4,797	1,159,627
CVS Health Corp.	14,731	1,108,213
Henry Schein, Inc. *	5,942	411,424
Humana, Inc.	919	385,291
McKesson Corp.	7,290	1,421,842
UnitedHealth Group, Inc.	76	28,277
		7,690,150
Health Care Technology - 0.1%
Cerner Corp.	4,713	338,770

Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc., Class A *	1,264	237,556
Aramark	4,911	185,538
Chipotle Mexican Grill, Inc. *	80	113,666
Darden Restaurants, Inc.	2,264	321,488
McDonald's Corp.	9,879	2,214,279
MGM Resorts International	10,204	387,650
Rush Street Interactive, Inc. *	3,062	50,033
Six Flags Entertainment Corp. *	3,305	153,583

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co.	12,440	$760,830
Vail Resorts, Inc. *	1,235	360,200
Wendy's Co. (The)	13,461	272,720
Wyndham Hotels & Resorts, Inc.	6,146	428,868
Wynn Resorts Ltd. *	3,699	463,744
		5,950,155
Household Durables - 0.7%
DR Horton, Inc.	9,387	836,569
Garmin Ltd.	1,289	169,955
iRobot Corp. *	936	114,361
KB Home	7,267	338,134
PulteGroup, Inc.	5,737	300,848
Whirlpool Corp.	1,018	224,316
		1,984,183
Household Products - 1.2%
Colgate-Palmolive Co.	32,609	2,570,567
Procter & Gamble Co. (The)	5,648	764,909
		3,335,476
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp., Class A	497	23,260
Sunnova Energy International, Inc. *	6,794	277,331
		300,591
Industrial Conglomerates - 1.9%
Honeywell International, Inc.	20,701	4,493,566
Roper Technologies, Inc.	1,784	719,559
		5,213,125
Insurance - 3.8%
Aflac, Inc.	16,992	869,650
Allstate Corp. (The)	9,262	1,064,204
American International Group, Inc.	8,774	405,446
Arch Capital Group Ltd. *	11,892	456,296
Athene Holding Ltd., Class A *	16,422	827,669
Brighthouse Financial, Inc. *	1,642	72,658
First American Financial Corp.	10,818	612,840
Hanover Insurance Group, Inc. (The)	2,902	375,693
Marsh & McLennan Cos., Inc.	5,561	677,330
MetLife, Inc.	27,516	1,672,698
Progressive Corp. (The)	8,449	807,809
Reinsurance Group of America, Inc.	2,901	365,671
Travelers Cos., Inc. (The)	10,528	1,583,411
Willis Towers Watson PLC	1,762	403,287
		10,194,662
Interactive Media & Services - 2.3%
Alphabet, Inc., Class A *	1,673	3,450,596
Alphabet, Inc., Class C *	894	1,849,355
Snap, Inc., Class A *	527	27,557
Twitter, Inc. *	12,640	804,283
		6,131,791

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	2,971	$181,944

IT Services - 2.1%
Accenture PLC, Class A	6,659	1,839,549
Automatic Data Processing, Inc.	5,725	1,078,991
DXC Technology Co. *	1,489	46,546
Fidelity National Information Services, Inc.	8,779	1,234,415
Fiserv, Inc. *	4,865	579,130
PayPal Holdings, Inc. *	430	104,421
Visa, Inc., Class A	3,058	647,470
		5,530,522
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	5,970	759,026
Bruker Corp.	3,936	253,006
Thermo Fisher Scientific, Inc.	555	253,291
		1,265,323
Machinery - 4.0%
AGCO Corp.	2,414	346,771
Caterpillar, Inc.	4,574	1,060,573
Cummins, Inc.	1,891	489,977
Deere & Co.	7,490	2,802,309
Flowserve Corp.	3,291	127,724
Fortive Corp.	13,978	987,406
Graco, Inc.	1,272	91,101
Illinois Tool Works, Inc.	1,416	313,672
Oshkosh Corp.	8,226	976,097
PACCAR, Inc.	3,506	325,777
Parker-Hannifin Corp.	444	140,051
Snap-on, Inc.	3,813	879,812
Timken Co. (The)	4,613	374,437
Woodward, Inc.	967	116,649
Xylem, Inc.	17,349	1,824,768
		10,857,124
Media - 1.9%
Cardlytics, Inc. *	349	38,285
Comcast Corp., Class A	53,292	2,883,630
Discovery, Inc., Class A *	6,385	277,492
Discovery, Inc., Class C *	4,568	168,514
Liberty Media Corp.-Liberty Siriusxm, Class A *	1,040	45,843
New York Times Co. (The), Class A	855	43,280
Nexstar Media Group, Inc., Class A	332	46,623
Omnicom Group, Inc.	9,653	715,770
Sirius XM Holdings, Inc.	115,155	701,294
TEGNA, Inc.	5,077	95,600
ViacomCBS, Inc., Class B	1,325	59,757
		5,076,088
Metals & Mining - 0.8%
Freeport-McMoRan, Inc. *	6,579	216,646

	Shares/ Principal	Fair Value

Metals & Mining (continued)
Newmont Corp.	11,184	$674,060
Reliance Steel & Aluminum Co.	7,875	1,199,284
		2,089,990
Mortgage Real Estate Investment Trusts - 0.0%†
Annaly Capital Management, Inc.	8,116	69,798

Multiline Retail - 1.1%
Kohl's Corp.	4,547	271,047
Nordstrom, Inc. *	15,380	582,440
Target Corp.	10,088	1,998,130
		2,851,617
Multi-Utilities - 1.4%
Ameren Corp.	10,380	844,517
CMS Energy Corp.	11,134	681,624
Consolidated Edison, Inc.	31,633	2,366,148
		3,892,289
Oil, Gas & Consumable Fuels - 4.0%
Chesapeake Energy Corp. *	2,082	90,338
Chevron Corp.	26,910	2,819,899
Cimarex Energy Co.	2,901	172,290
Continental Resources, Inc. *	4,681	121,098
Devon Energy Corp.	7,411	161,930
Diamondback Energy, Inc.	2,568	188,722
EOG Resources, Inc.	11,379	825,319
EQT Corp. *	5,972	110,960
Equitrans Midstream Corp.	8,556	69,817
Exxon Mobil Corp.	14,090	786,645
Hess Corp.	8,563	605,918
Kinder Morgan, Inc.	52,842	879,819
Marathon Oil Corp.	32,229	344,206
Murphy Oil Corp.	19,696	323,211
Occidental Petroleum Corp. ††	5,012	133,419
Ovintiv, Inc.	6,069	144,564
Phillips 66	23,924	1,950,763
Targa Resources Corp.	8,755	277,971
Valero Energy Corp.	8,707	623,421
Williams Cos., Inc. (The)	9,417	223,089
		10,853,399
Personal Products - 0.1%
Coty, Inc., Class A *	21,428	193,066
Herbalife Nutrition Ltd. *	658	29,189
		222,255
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	31,903	2,014,036
Catalent, Inc. *	2,304	242,634
Johnson & Johnson	32,156	5,284,839
Merck & Co., Inc.	1,559	120,183
Pfizer, Inc.	76,772	2,781,450
		10,443,142

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Professional Services - 0.5%
Dun & Bradstreet Holdings, Inc. *	19	$452
Equifax, Inc.	895	162,111
IHS Markit Ltd.	5,616	543,516
ManpowerGroup, Inc.	2,565	253,679
Robert Half International, Inc.	5,723	446,795
		1,406,553
Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A *	17,356	1,373,033

Road & Rail - 1.1%
CSX Corp.	11,931	1,150,387
Landstar System, Inc.	2,506	413,640
Lyft, Inc., Class A *	1,528	96,539
Old Dominion Freight Line, Inc.	452	108,665
Ryder System, Inc.	9,231	698,325
Schneider National, Inc., Class B	14,648	365,761
		2,833,317
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. *	2,627	206,220
Allegro MicroSystems, Inc. *	5,631	142,746
Analog Devices, Inc.	2,980	462,138
Applied Materials, Inc.	7,152	955,507
Cirrus Logic, Inc. *	1,874	158,896
Intel Corp.	72,393	4,633,152
Lam Research Corp.	258	153,572
Micron Technology, Inc. *	992	87,504
QUALCOMM, Inc.	5,708	756,824
		7,556,559
Software - 1.6%
Adobe, Inc. *	1,698	807,178
Cadence Design Systems, Inc. *	5,289	724,540
HubSpot, Inc. *	759	344,746
Intuit, Inc.	2,553	977,952
ServiceNow, Inc. *	1,221	610,634
VMware, Inc., Class A *	4,060	610,827
Zendesk, Inc. *	758	100,526
		4,176,403
Specialty Retail - 1.1%
Best Buy Co., Inc.	4,734	543,510
Home Depot, Inc. (The)	5,894	1,799,143
Lithia Motors, Inc., Class A	184	71,777
Lowe's Cos., Inc.	461	87,673
TJX Cos., Inc. (The)	8,591	568,295
		3,070,398
Technology Hardware, Storage & Peripherals - 1.4%
Dell Technologies, Inc., Class C *	9,192	810,275
Hewlett Packard Enterprise Co.	136,781	2,152,933

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	18,402	$584,263
NetApp, Inc.	3,346	243,154
		3,790,625
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc. *	1,601	142,377
Crocs, Inc. *	2,798	225,099
Deckers Outdoor Corp. *	76	25,112
Levi Strauss & Co., Class A	8,294	198,310
NIKE, Inc., Class B	808	107,375
Ralph Lauren Corp. *	4,732	582,793
Tapestry, Inc.	6,568	270,667
Under Armour, Inc., Class C *	2,699	49,824
		1,601,557
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	1,749	83,060
MGIC Investment Corp.	10,372	143,652
New York Community Bancorp, Inc.	76,510	965,556
		1,192,268
Tobacco - 0.2%
Philip Morris International, Inc.	7,362	653,304

Trading Companies & Distributors - 0.5%
SiteOne Landscape Supply, Inc. *	3,194	545,343
WW Grainger, Inc.	2,287	916,927
		1,462,270
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. *	819	102,613
United States Cellular Corp. *	11,036	402,593
		505,206
Total Common Stocks (Cost - $211,495,394)		261,151,297
Short-Term Investments - 2.9%
Money Market Funds - 2.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $7,918,231)	7,918,231	7,918,231

Total Investments - 99.8% (Cost - $219,413,625)		$269,069,528
Other Assets Less Liabilities - Net 0.2%		640,443
Total Net Assets - 100.0%		$269,709,971

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	44	6/18/2021	$8,728,280	$69,897